Investments	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Investments

Note 3. Investments

The following table presents the composition of the investment portfolio at amortized cost and fair value as of March 31, 2025 and December 31, 2024, respectively, with corresponding percentages of total investments at fair value:

	March 31, 2025			December 31, 2024
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$5,347	$3,987	78.7%	$13,174	$5,366	98.2%
Total senior debt	$5,347	$3,987	78.7%	$13,174	$5,366	98.2%
Equity and other	975	1,076	21.3%	—	100	1.8
Total investments	$6,322	$5,063	100.0%	$13,174	$5,466	100.0%

The following table presents the composition of the investment portfolio by industry classifications at amortized cost and fair value as of March 31, 2025 and December 31, 2024, respectively, with corresponding percentages of total investments at fair value:

	March 31, 2025			December 31, 2024
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$581	$405	8.0%	$576	$553	10.1%
Metals & Mining	2,833	2,838	56.1	6,133	3,121	57.1
Automotive	—	—	—	3,569	—	—
Retail	1,784	669	13.2	1,760	617	11.3
Chemicals, Plastics &
Rubber	900	902	17.8	922	923	16.9
Energy: Oil & Gas	224	249	4.9	214	252	4.6
Total investments	$6,322	$5,063	100.0%	$13,174	$5,466	100.0%

The following table presents the geographic dispersion of the investment portfolio as a percentage of total investments at fair value as of March 31, 2025 and December 31, 2024:

Geographic Dispersion	March 31, 2025	December 31, 2024
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%